Capital (Tables)	12 Months Ended
Dec. 31, 2025
Asset management business
Group objectives, policies and processes for managing capital
Reconciliation of regulatory and other surplus	Certain asset management subsidiaries of the Group are subject to local regulatory requirements. The movement in the year of the estimated surplus regulatory capital position (over the GPCR) of those subsidiaries, combined with the movement in the IFRS basis shareholders’ equity for unregulated asset management operations, is as follows:

	2025 $m	2024 $m
Balance at 1 Jan	500	497
Gains (losses) during the year	299	204
Movement in capital requirement	(14)	8
Net distributions made to the parent company	(213)	(191)
Exchange and other movements	(85)	(18)
Balance at 31 Dec	487	500